Line of Credit (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2017
Line of Credit Facility [Abstract]
Line of credit maximum borrowing capacity	$ 1,250,000	$ 1,250,000	$ 750,000
Interest rate basis	prime plus 0.5%	prime plus 0.05%	prime plus 1%
Interest rate	5.25%	6.00%	5.50%	2.50%
Number of common stock owned by two stockholders	850,000	850,000
Debt maturity	Dec. 31, 2025	Dec. 31, 2019		Jul. 15, 2020
Line of credit	$ 1,230,550	$ 1,230,550	$ 547,603
Minimum average bank balance	$ 50,000	$ 50,000
Percentage of curtailment of outstanding balance		20.00%